Financial liabilities designated at fair value - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Designated financial liabilities at fair value through profit or loss [abstract]
Cumulative own credit net loss recognised	£ 307	£ 674